FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 14, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $94,820

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1802    13856 SH       SOLE                    13856
AOL Time Warner, Inc.          COM              00184A105     3595   331045 SH       SOLE                   331045
Abbott Laboratories            COM              002824100     2833    75315 SH       SOLE                    75315
American Express Co.           COM              025816109     2474    74460 SH       SOLE                    74460
Amgen, Inc.                    COM              031162100     1225    21280 SH       SOLE                    21280
Applied Materials, Inc.        COM              038222105     2256   179302 SH       SOLE                   179302
Berkshire Hathaway Cl. B       COM              084670207     4206     1968 SH       SOLE                     1968
Biovail Corp.                  COM              09067J109      228     5725 SH       SOLE                     5725
Bristol-Myers Squibb Co.       COM              110122108     2855   135107 SH       SOLE                   135107
Campbell Soup Co.              COM              134429109     2179   103745 SH       SOLE                   103745
Cisco Systems, Inc.            COM              17275R102     3318   255644 SH       SOLE                   255644
Coca-Cola Co.                  COM              191216100     5906   145898 SH       SOLE                   145898
Colgate-Palmolive Co.          COM              194162103      378     6945 SH       SOLE                     6945
Costco Cos.                    COM              22160K105     2213    73700 SH       SOLE                    73700
D.R. Horton                    COM              23331A109     1069    55701 SH       SOLE                    55701
Dell Computer Corp.            COM              247025109     2987   109383 SH       SOLE                   109383
EMC Corporation                COM              268648102     1986   274725 SH       SOLE                   274725
Gannett Co., Inc.              COM              364730101      786    11167 SH       SOLE                    11167
General Electric Co.           COM              369604103     3022   118491 SH       SOLE                   118491
Gillette Co.                   COM              375766102     3857   124669 SH       SOLE                   124669
Greenpoint Financial Corp.     COM              395384100      807    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     3329    91960 SH       SOLE                    91960
Home Depot, Inc.               COM              437076102     5507   226078 SH       SOLE                   226078
Intel Corp.                    COM              458140100     2604   159934 SH       SOLE                   159934
Johnson & Johnson, Inc.        COM              478160104     2902    50140 SH       SOLE                    50140
McDonalds Corp.                COM              580135101     2900   200534 SH       SOLE                   200534
McGraw-Hill, Inc.              COM              580645109     1726    31051 SH       SOLE                    31051
Merck & Co., Inc.              COM              589331107     3737    68213 SH       SOLE                    68213
Microsoft Corp.                COM              594918104     2597   107266 SH       SOLE                   107266
Nokia Corp. ADS                COM              654902204      716    51086 SH       SOLE                    51086
Paychex, Inc.                  COM              704326107      663    24118 SH       SOLE                    24118
PepsiCo, Inc.                  COM              713448108     2186    54652 SH       SOLE                    54652
Pfizer, Inc.                   COM              717081103     1558    50007 SH       SOLE                    50007
Reader's Digest Assn., Inc.    COM              755267101     2446   239592 SH       SOLE                   239592
Sara Lee Corp.                 COM              803111103     2289   122393 SH       SOLE                   122393
Schering-Plough Corp.          COM              806605101     2534   142142 SH       SOLE                   142142
State Street Corp.             COM              857477103      562    17760 SH       SOLE                    17760
Sun Microsystems, Inc.         COM              866810104     1141   350050 SH       SOLE                   350050
Symbol Technologies, Inc.      COM              871508107     1483   172289 SH       SOLE                   172289
Sysco Corp.                    COM              871829107     2611   102650 SH       SOLE                   102650
U.S. Bancorp -New              COM              902973304     1348    71007 SH       SOLE                    71007